Share-Based Compensation - Summary of Weighted-Average Assumptions used to Estimate Fair Value of Stock Options Granted (Details) - 2022 Equity Incentive Plan	9 Months Ended
Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days
Volatility	63.80%
Risk-free rate	3.50%
Dividend yield	0.00%